Share-based compensation - Fair Value Inputs (Details)	9 Months Ended
	Sep. 30, 2024 yr $ / shares	Sep. 30, 2023 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in canadian dollars per share)	$ 61.61	$ 52.15
Weighted average exercise price (in canadian dollars per share)	$ 61.61	$ 52.15
Risk-free interest rate	3.56%	3.11%
Expected life in years | yr	4.5	4.5
Expected dividend yield	0.00%	0.00%
Volatility	57.00%	64.00%
Weighted average fair value of options issued (in canadian dollars per share)	$ 30.71	$ 28.15